                                     [LOGO]


                                MERRIMAC SERIES
                               Semi-Annual Report
                                 June 30, 2000

[LOGO]

August 14, 2000

Dear Shareholder:

We are please to provide you with the Semi Annual Report of the Merrimac
Series as of June 30, 2000. The funds are part of a master-feeder structure under which each fund invests its assets in a master portfolio having identical objectives. The fund structure is described further in the footnotes to the enclosed financial statements.

Since June 30, 1999, the Federal Reserve's Open Market Committee has raised short-term interest rate targets six times, including a 50 basis point increase in mid May of this year. As noted in the financial results of our funds reflected in the enclosed financial statements, our sub-advisers, Allmerica Asset Management, Inc. and M & I Investment Management Corp., have responded to the challenges of the rate environment and continue to provide our shareholders highly commendable results.

We thank you, our shareholders, for your support and participation. We look forward to continuing to serve you in the future.


Very truly yours,

/s/ George A. Rio
------------------------
George A. Rio
President

                                MERRIMAC SERIES

                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

                                              Cash            Treasury       Treasury Plus     U.S. Government
                                             Series            Series            Series             Series
                                          ------------      ------------      ------------      ------------
Assets
  Investment in corresponding
  Portfolio, at value (Note 1)            $318,363,372      $214,254,098      $224,703,906      $143,399,864
  Deferred organization expense (Note 1)         8,531             6,380                --                --
  Prepaid expenses                               7,116            11,413            12,768             7,004
                                          ------------      ------------      ------------      ------------
      Total assets                         318,379,019       214,271,891       224,716,674       143,406,868
                                          ------------      ------------      ------------      ------------
Liabilities
  Distributions payable to
    shareholders                             1,988,971         1,059,292         1,224,482           747,829
  Accrued expenses                             291,442           212,686           190,932           115,569
                                          ------------      ------------      ------------      ------------
      Total liabilities                      2,280,413         1,271,978         1,415,414           863,398
                                          ------------      ------------      ------------      ------------
Net Assets                                $316,098,606      $212,999,913      $223,301,260      $142,543,470
                                          ============      ============      ============      ============
Net Assets consist of
  Paid in capital                         $316,140,589       212,995,137       223,301,326       142,548,336
  Accumulated net realized gain
    (loss) on investments                      (41,983)            4,776               (66)           (4,866)
                                          ------------      ------------      ------------      ------------
      Total net assets                    $316,098,606      $212,999,913      $223,301,260      $142,543,470
                                          ============      ============      ============      ============
Total Net Assets
  Premium Class                           $ 29,495,593      $ 32,325,005      $  8,742,835      $     50,015
                                          ============      ============      ============      ============
  Institutional Class                     $286,603,013      $180,674,908      $214,558,425      $142,493,455
                                          ============      ============      ============      ============
Shares of Beneficial Interest
  Outstanding
  Premium Class                             29,499,510        32,323,804         8,742,835            50,017
                                          ============      ============      ============      ============
  Institutional Class                      286,641,079       180,668,194       214,558,491       142,498,319
                                          ============      ============      ============      ============
Net Asset Value, Maximum Offer and
  Redemption Price per Share              $       1.00      $       1.00      $       1.00      $       1.00
                                          ============      ============      ============      ============


    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES

                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
------------------------------------------------------------------------------

                                               Cash             Treasury        Treasury Plus      U.S. Government
                                              Series             Series             Series             Series
                                           ------------       ------------       ------------       ------------
Net Investment Income Allocated from
  Portfolio (Note 1)
  Interest and dividends                   $ 11,243,849       $  7,000,975       $  6,888,768       $  4,500,383
  Expenses                                     (338,395)          (259,180)          (241,229)          (161,560)
                                           ------------       ------------       ------------       ------------
    Net investment income from Portfolio     10,905,454          6,741,795          6,647,539          4,338,823
                                           ------------       ------------       ------------       ------------
Fund Expenses
  Accounting, transfer agency, and
    administration fees (Note 4)                 17,749             12,438             11,678              7,464
  Legal                                           2,749              3,355              4,165              3,471
  Insurance                                       1,100              1,677              1,250              1,488
  Printing                                        4,124              3,355              3,749              2,479
  Trustees fees and expenses                      2,200              1,677              2,083                992
  Audit and tax return preparation fees           4,124              5,591              4,998              4,959
  Registration                                   25,460             13,849              8,997             11,234
  Amortization of organization expenses
    (Note 1)                                      1,320              1,070               --                 --
  Miscellaneous                                   2,749              6,709              4,997              2,481
                                           ------------       ------------       ------------       ------------
    Total expenses common to all classes         61,575             49,721             41,917             34,568
  Shareholder servicing
    fee-Institutional Class                     340,562            273,770            289,759            186,160
                                           ------------       ------------       ------------       ------------
    Total expenses                              402,137            323,491            331,676            220,728
                                           ------------       ------------       ------------       ------------
Net Investment Income                        10,503,317          6,418,304          6,315,863          4,118,095

Net Realized Gain (Loss) on
  Investments Allocated from Portfolio          (17,807)             7,139               --               (5,872)
                                           ------------       ------------       ------------       ------------
Net Increase in Net Assets from
  Operations                               $ 10,485,510       $  6,425,443       $  6,315,863       $  4,112,223
                                           ============       ============       ============       ============

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                      Cash Series                            Treasury Series
                                       ---------------------------------------    ----------------------------------------


                                       Six Months Ended                            Six Months Ended
                                        June 30, 2000       For the Year Ended       June 30, 1999      For the Year Ended
                                         (Unaudited)         December 31, 1999        (Unaudited)        December 31, 1999
                                       ----------------     ------------------     -----------------    ------------------
Increase (Decrease) in Net Assets
Operations
  Net investment income                 $    10,503,317       $    12,842,025       $     6,418,304       $     7,486,005
  Net realized gain (loss)
    allocated from Portfolio                    (17,807)              (27,885)                7,139                (3,632)
                                        ---------------       ---------------       ---------------       ---------------
    Net increase in net assets
      from operations                        10,485,510            12,814,140             6,425,443             7,482,373
                                        ---------------        --------------       ---------------       ---------------

Dividends Declared from Net
  Investment Income
  Premium Class                              (2,585,010)           (1,118,490)             (796,086)           (1,163,077)
  Institutional Class                        (7,918,307)          (11,723,535)           (5,622,218)           (6,322,928)
                                        ---------------       ---------------       ---------------       ---------------
    Total dividends declared                (10,503,317)          (12,842,025)           (6,418,304)           (7,486,005)
                                        ---------------       ---------------       ---------------       ---------------

Fund Share Transactions (Note 6)
  Proceeds from shares sold               1,208,267,779         1,531,856,638           436,590,764           695,212,525
  Proceeds from dividends
    reinvested                                1,654,209               549,246                  --                    --
  Payment for shares redeemed            (1,154,834,948)       (1,386,575,735)         (402,127,704)         (631,000,635)
                                        ---------------       ---------------       ---------------       ---------------
    Net increase (decrease) in net
      assets derived from share
      transactions                           55,087,040           145,830,149            34,463,060            64,211,890
                                        ---------------       ---------------       ---------------       ---------------

  Net increase (decrease)
    in net assets                            55,069,233           145,802,264            34,470,199            64,208,258

  Net Assets
    Beginning of period                     261,029,373           115,227,109           178,529,714           114,321,456
                                        ---------------       ---------------       ---------------       ---------------
    End of period                       $   316,098,606       $   261,029,373       $   212,999,913       $   178,529,714
                                        ===============       ===============       ===============       ===============


                                                   Treasury Plus Series                        U.S. Government Series
                                         ----------------------------------------      -------------------------------------
                                                                 For the period                            For the period
                                                                January 22, 1999                           June 29, 1999
                                         Six Months Ended       (Commencement of     Six Months Ended     (Commencement of
                                           June 30, 2000           Operations)         June 30, 2000          Operations)
                                            (Unaudited)       to December 31, 1999      (Unaudited)      to December 31, 1999
                                         ----------------     --------------------    ----------------   --------------------
Increase (Decrease) in Net Assets
Operations
  Net investment income                   $     6,315,863       $    10,416,028       $     4,118,095       $     3,478,499
  Net realized gain (loss)
    allocated from Portfolio                         --                     (66)               (5,872)                1,006
                                          ---------------       ---------------       ---------------       ---------------
    Net increase in net assets
      from operations                           6,315,863            10,415,962             4,112,223             3,479,505
                                          ---------------       ---------------       ---------------       ---------------

Dividends Declared from Net
Investment Income
  Premium Class                                   (24,879)                 --                    (496)                 --
Institutional Class                            (6,290,984)          (10,416,028)           (4,117,599)           (3,478,499)
                                          ---------------       ---------------       ---------------       ---------------
    Total dividends declared                   (6,315,863)          (10,416,028)           (4,118,095)           (3,478,499)
                                          ---------------       ---------------       ---------------       ---------------

Fund Share Transactions (Note 6)
  Proceeds from shares sold                   584,287,614         1,227,975,120           465,631,184           697,418,162
  Proceeds from dividends
  reinvested                                        4,751                  --                    --                    --
  Payment for shares redeemed                (642,603,808)         (946,362,351)         (453,768,577)         (566,732,433)
                                          ---------------       ---------------       ---------------       ---------------
    Net increase (decrease) in net
      assets derived from share
      transactions                            (58,311,443)          281,612,769            11,862,607           130,685,729
                                          ---------------       ---------------       ---------------       ---------------

  Net increase (decrease)
    in net assets                             (58,311,443)          281,612,703            11,856,735           130,686,735

  Net Assets
    Beginning of period                       281,612,703                  --             130,686,735                  --
                                          ---------------       ---------------       ---------------       ---------------
    End of period                         $   223,301,260       $   281,612,703       $   142,543,470       $   130,686,735
                                          ===============       ===============       ===============       ===============


    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES

                              FINANCIAL HIGHLIGHTS


Selected data for a share of beneficial interest outstanding throughout the period is presented below:





                                    Net Asset                   Distributions    Net Asset
     Periods Ended                    Value         Net           from Net         Value
December 31, 1999, 1998             Beginning   Investment       Investment         End          Total
   and June 30, 2000                of Period     Income           Income        of Period     Return (A)
-------------------------------------- -------------------------------------------------------------------
CASH SERIES
      PREMIUM CLASS          (1)
           2000*                    $  1.00     $  0.030         $ (0.0300)       $ 1.00          6.12%
           1999                        1.00        0.0510          (0.0510)         1.00          5.22%
           1998                        1.00        0.0275          (0.0275)         1.00          5.41%

   INSTITUTIONAL CLASS       (1)
           2000*                       1.00        0.0288          (0.0288)         1.00          5.87%
           1999                        1.00        0.0485          (0.0485)         1.00          4.96%
           1998                        1.00        0.0262          (0.0262)         1.00          5.15%

TREASURY SERIES
      PREMIUM CLASS          (2)
           2000*                       1.00        0.0267          (0.0267)         1.00          5.42%
           1999                        1.00        0.0386          (0.0386)         1.00          4.54%

   INSTITUTIONAL CLASS       (1)
           2000*                       1.00        0.0254          (0.0254)         1.00          5.17%
           1999                        1.00        0.0418          (0.0418)         1.00          4.26%
           1998                        1.00        0.0220          (0.0220)         1.00          4.31%

TREASURY PLUS SERIES
      PREMIUM CLASS          (5)
           2000*                       1.00        0.0101          (0.0101)         1.00          6.08%

   INSTITUTIONAL CLASS       (3)
           2000*                       1.00        0.0270          (0.0270)         1.00          5.49%
           1999                        1.00        0.0420          (0.0420)         1.00          4.54%

U.S. GOVERNMENT SERIES
      PREMIUM CLASS          (5)
           2000*                       1.00        0.0101          (0.0101)         1.00          6.07%

   INSTITUTIONAL CLASS       (4)
           2000*                       1.00        0.0274          (0.0274)         1.00          5.58%
           1999                        1.00        0.0246          (0.0246)         1.00          4.87%




                                        Annualized Ratios to Average Net Assets/Supplemental Data
                                       -----------------------------------------------------------
                                                                     Net
                                                                   Expenses            Net Assets
     Periods Ended                                      Net         Before               End of
December 31, 1999, 1998                   Net       Investment   Waivers and             Period
   and June 30, 2000                   Expenses       Income    Reimbursements       (000s omitted)
---------------------------------------------------------------------------------------------------
CASH SERIES
      PREMIUM CLASS          (1)
           2000*                          0.22%         6.05%          --             $   29,496
           1999                           0.25%         5.10%          --                  7,232
           1998                           0.33%         5.28%        0.34%                   100

   INSTITUTIONAL CLASS       (1)
           2000*                          0.47%         5.80%          --                286,603
           1999                           0.50%         4.85%          --                253,798
           1998                           0.58%         5.03%        0.59%               115,127

TREASURY SERIES
      PREMIUM CLASS          (2)
           2000*                          0.25%         5.36%          --                 32,325
           1999                           0.28%         4.46%          --                 24,816

   INSTITUTIONAL CLASS       (1)
           2000*                          0.50%         5.11%          --                180,675
           1999                           0.53%         4.18%          --                153,714
           1998                           0.67%         4.23%          --                114,321

TREASURY PLUS SERIES
      PREMIUM CLASS          (5)
           2000*                          0.24%         6.07%          --                  8,743

   INSTITUTIONAL CLASS       (3)
           2000*                          0.49%         5.43%          --                214,558
           1999                           0.53%         4.46%          --                281,613

U.S. GOVERNMENT SERIES
      PREMIUM CLASS          (5)
           2000*                          0.24%         6.05%          --                     50

   INSTITUTIONAL CLASS       (4)
           2000*                          0.51%         5.52%          --                142,493
           1999                           0.58%         4.82%          --                130,687



(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total return is computed on an annualized basis.
(1)  Commenced Operations June 25, 1998.
(2)  Commenced Operations February 19, 1999.
(3)  Commenced Operations January 22, 1999.
(4)  Commenced Operations June 29, 1999.
(5)  Commenced Operations May 1, 2000
 *   Unaudited

   The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)      SIGNIFICANT ACCOUNTING POLICIES

         The Merrimac Series (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as an open-end management investment company. The Merrimac Cash Series (the "Cash Series"), the Merrimac Treasury Series (the "Treasury Series"), the Merrimac Treasury Plus Series (the "Treasury Plus Series"), the Merrimac U.S. Government Series (the "Government Series") and the Merrimac Short-Term Asset Reserve Series (the "STAR Series") (collectively, excluding the STAR series, the "Funds") are separate diversified investment portfolios or series of the Trust. The STAR Series is currently inactive and not included in these financial statements. The Funds consist of three classes of shares, the Premium Class, the Institutional Class and the Investment Class (inactive).

         The Funds seek to achieve their investment objective by investing all of their investable assets in the Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio"), and the Merrimac U.S. Government Portfolio (the "Government Portfolio"), respectively. The Portfolios are each an open-end investment management company and a series of the Merrimac Master Portfolio, and are hereinafter referred to singly as a "Portfolio," and collectively as the "Portfolios." Each Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. Each Fund has the same investment objective as the Portfolio into which it invests. The performance of each Fund is directly affected by the performance of the Portfolio into which it invests. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. At June 30, 2000, the investment by the Cash Series, the Treasury Series, Treasury Plus Series, and the Government Series represent ownership of proportionate interests of 32.2%, 100%, 100%, and 100%, respectively, of their corresponding portfolios.

         The policies of the Funds are designed to maintain a stable net asset value of $1.00 per share. They have adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable them to do so. However, there is no assurance that they will be able to maintain a stable net asset value.

         The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A.  INVESTMENT SECURITY VALUATIONS

         The Funds record their investment in the Portfolios at value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

         B.  SECURITIES TRANSACTIONS AND INCOME

         The Portfolios record securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. Each Fund's net investment income consists of its pro rata share of the net investment income of its corresponding Portfolio, less all expenses of the Fund determined in accordance with GAAP.

         C.  FEDERAL INCOME TAXES

         Each Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, each Fund must distribute all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

                                MERRIMAC SERIES

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

         D.  DEFERRED ORGANIZATION EXPENSE

         Costs incurred by the Cash Series and Treasury Series in connection with their organization and initial registration are being amortized on a straight-line basis over a five year period beginning at the commencement of operations of each Fund.

         E.  EXPENSE ALLOCATION

         Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a specific Fund are allocated, based on relative net assets, to each of the Funds.

(2)      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

         Dividends on the shares of the Funds are declared each business day to shareholders of record on that day, and paid or reinvested as of the last business day of the month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(3)      SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

         The Trust has adopted a Shareholder Servicing Plan with respect to the Institutional Class under which certain service organizations may be compensated for providing shareholder accounting and other administrative services for their clients. The Institutional Class pays an annual fee of 0.25% of the value of the assets that an organization services on behalf of its clients. Under a Distribution Plan, the Investment Class will pay an annual distribution fee of 0.25% of the value of the assets that an organization invests in the Funds on behalf of its clients. (The Investment Class of each Fund has not yet commenced operations.)

(4)      MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

         The Merrimac Master Portfolio retains Investors Bank & Trust Company ("Investors Bank") as investment adviser. Allmerica Asset Management, Inc. ("AAM") serves as the sub-adviser to the Cash Portfolio and U.S. Government Portfolio and M&I Investment Management Corp. ("M&I") serves as sub-adviser to the Treasury Portfolio and Treasury Plus Portfolio. The Funds pay no direct fees for such services, but indirectly bear their pro rata share of the compensation paid by the Portfolios. See
         Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

         Investors Bank or its subsidiary, IBT Fund Services (Canada), Inc. serves as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of each Fund.

         Certain trustees and officers of the Trust are directors or officers of Investors Bank. The Funds do not pay compensation to the trustees or officers who are affiliated with Investors Bank.

                                MERRIMAC SERIES

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(5)      SHARES OF BENEFICIAL INTEREST

         The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest for each Fund having a par value of $0.001 per share. Transactions in Fund shares for each class were as follows:

                                                                                                           Net Increase
                               Period             Shares Sold           Shares       Shares Redeemed      (Decrease) in
                                                                      Reinvested                               Shares
                          -----------------      -------------       ------------   ------------------   ----------------
           Cash Series        Six Months
           Premium Class        Ended
                            June 30, 2000          461,530,803          1,327,115      (440,593,556)         22,264,362

                              Year Ended
                          December 31, 1999        265,910,695            480,304      (259,255,851)          7,135,148

           Cash Series        Six Months
           Institutional        Ended
           Class            June 30, 2000          746,736,976            327,094      (714,241,392)         32,822,678

                              Year Ended
                          December 31, 1999      1,265,945,943             68,942    (1,127,319,884)        138,695,001

           Treasury           Six Months
           Series Premium       Ended
           Class            June 30, 2000           60,985,529                 --       (53,478,364)          7,507,165

                          February 19, 1999
                                  to
                          December 31, 1999        120,340,322                 --       (95,523,683)         24,816,639

           Treasury           Six Months
           Series               Ended
           Institutional    June 30, 2000          375,605,235                 --      (348,649,340)         26,955,895
           Class

                              Year Ended
                          December 31, 1999        574,872,203                 --      (535,476,952)         39,395,251

           Treasury Plus     May 1, 2000
           Series Premium         to
           Class            June 30, 2000            9,243,655                 --          (500,820)          8,742,835

           Treasury Plus      Six Months
           Series               Ended
           Institutional    June 30, 2000          575,043,959              4,751      (642,102,988)       (67,054,278)
           Class

                           January 22, 1999
                                  to
                          December 31, 1999      1,227,975,120                 --      (946,362,351)        281,612,769


                                MERRIMAC SERIES

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                           Net Increase
                               Period             Shares Sold           Shares       Shares Redeemed      (Decrease) in
                                                                      Reinvested                               Shares
                          -----------------      -------------       ------------   ------------------   ----------------

           Government          May 1, 2000
           Series Premium           to
           Class              June 30, 2000             50,017                --                 --              50,017

           Government           Six Months
           Series                 Ended
           Institutional      June 30, 2000        465,581,167                --        (453,768,577)        11,812,590
           Class

                              June 29, 1999
                                    to
                            December 31, 1999      697,418,162                --        (566,732,433)       130,685,729


At June 30, 2000, Investors Bank as agent for its clients, was the record holder of all outstanding Institutional Class shares of each Fund. Affiliates of M&I, as agents for their clients, were the record holders of 96.8% of the outstanding Premium Class shares of the Treasury Series and 99.4% of the Premium Class shares of the Treasury Plus Series.

(6)      INVESTMENT TRANSACTIONS


         For the six months ended June 30, 2000, investments in and withdrawals from the respective Portfolios were as follows:

                                  Investments in        Withdrawals from
                                    Portfolio              Portfolio
                                 ----------------       -----------------

         Cash Series             $1,209,921,988          $1,164,862,248

         Treasury Series            436,590,764             408,414,523

         Treasury Plus Series       584,292,365             649,080,596

         Government Series          465,631,184             457,882,544

                             MERRIMAC CASH PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
------------------------------------------------------------------------------

                                                                      Yield to                    Par
Security                                                              Maturity     Maturity       Value         Value
--------------------------------------------------------------------------------------------------------------------------
Variable Rate Notes* - 42.1%
Asset Backed Capital Finance ...................................         6.44%      07/04/00   $38,000,000   $ 38,000,000
Bear Stearns Companies, Inc. ...................................         7.00%      07/03/00    10,000,000      9,999,037
Bear Stearns Companies, Inc. ...................................         6.80%      07/17/00     7,000,000      7,005,487
Bear Stearns Companies, Inc. ...................................         6.39%      08/02/00    20,000,000     20,000,000
CIC Group ......................................................         6.82%      07/03/00    35,000,000     34,999,403
Countrywide Credit Industries, Inc. ............................         6.77%      08/22/00    25,000,000     24,994,580
Donaldson, Lufkin & Jenrette, Inc. .............................         6.70%      08/03/00    10,000,000     10,001,557
First Union Corporation ........................................         6.87%      07/03/00     9,000,000      9,000,000
Heller Financial, Inc. .........................................         6.35%      07/03/00    18,000,000     17,966,994
Heller Financial, Inc. .........................................         6.90%      08/07/00    17,000,000     16,999,092
Heller Financial, Inc. .........................................         7.10%      09/25/00    10,000,000     10,007,209
Household Finance Corporation ..................................         6.37%      07/04/00    33,000,000     33,000,000
Jackson National Life Insurance Company Funding Agreement** ....         6.42%      07/03/00    40,000,000     40,000,000
Merrill Lynch & Co., Inc. ......................................         7.32%      08/21/00    20,000,000     20,039,466
PaineWebber Group, Inc. ........................................         6.82%      07/12/00    20,000,000     20,000,000
Sigma Finance Corporation ......................................         6.39%      07/04/00    40,000,000     40,000,000
Strategic Money Market Trust ...................................         6.77%      07/14/00    10,000,000     10,000,000
Strategic Money Market Trust ...................................         6.81%      09/13/00    15,000,000     15,000,000
Syndicated Loan Fund Trust .....................................         6.53%      07/03/00    40,000,000     40,000,000
                                                                                                              -----------
                                                                                                              417,012,825
                                                                                                              -----------
Commercial Paper - 23.7%
Aetna, Inc. ....................................................         6.80%      08/21/00     5,000,000      4,951,833
Aetna, Inc. ....................................................         6.76%      08/23/00    20,000,000     19,800,956
Aetna, Inc. ....................................................         6.82%      09/05/00    25,000,000     24,687,417
Associates Corporation of North America ........................         6.69%      08/23/00    10,500,000     10,396,584
AT&T Corporation ...............................................         7.27%      06/14/01    20,000,000     20,000,000
Bear Stearns Companies, Inc. ...................................         6.89%      02/12/01    19,000,000     18,178,176
Christiania Capital Corporation ................................         6.66%      09/12/00    25,000,000     24,662,628
France Telecom S.A. ............................................         6.68%      09/05/00    20,000,000     19,755,067
Govco, Inc. ....................................................         6.65%      08/07/00    20,000,000     19,863,305
Lehman Brothers Holdings .......................................         7.05%      02/12/01     5,000,000      4,778,708
Newbury Funding Ltd. ...........................................         6.70%      08/07/00    20,000,000     19,862,278
PaineWebber Group, Inc. ........................................         6.83%      08/23/00    25,000,000     24,748,618
Unibanco-Grand Cayman ..........................................         7.00%      04/11/01     8,000,000      7,558,222
Westways Funding I Ltd. ........................................         6.70%      08/24/00     7,975,000      7,894,851
Westways Funding II Ltd. .......................................         6.70%      08/24/00     6,450,000      6,385,178
                                                                                                              -----------
                                                                                                              233,523,821
                                                                                                              -----------
Corporate Debt - 17.0%
BankBoston Corporation .........................................         6.11%      08/11/00     5,310,000      5,311,507
Chrysler Financial .............................................         6.49%      01/26/01     6,800,000      6,777,651
Countrywide Credit Industries, Inc. ............................         6.36%      10/23/00     6,000,000      6,000,965
E.I. du Pont de Nemours and Company ............................         6.09%      08/29/00     5,000,000      5,004,206
First Union Corporation ........................................         6.86%      09/15/00    25,000,000     25,000,000
Ford Motor Company .............................................         6.49%      01/24/01     5,000,000      4,981,285
Ford Motor Company .............................................         6.43%      01/25/01     5,000,000      4,981,459
Landesbank Baden-Wuerttemberg ..................................         6.29%      08/08/00    10,770,000     10,774,886
Lehman Brothers Holdings .......................................         7.17%      08/01/00     6,000,000      5,995,528
Lehman Brothers Holdings .......................................         6.60%      10/10/00     5,000,000      5,003,660
Lehman Brothers Holdings .......................................         6.87%      03/06/01    25,000,000     24,905,355
Lehman Brothers Holdings .......................................         6.60%      03/30/01     6,190,000      6,192,934
Links Finance LLC ..............................................         7.00%      06/04/01    25,000,000     25,000,000
PaineWebber Group, Inc. ........................................         6.50%      08/09/00     5,050,000      5,054,207
Salomon Smith Barney ...........................................         6.67%      02/21/01    10,000,000      9,995,205
Sigma Finance Corporation ......................................         6.80%      03/30/01    10,000,000     10,000,000
Volkswagen AG ..................................................         5.77%      07/13/00     7,000,000      6,999,772
                                                                                                              -----------
                                                                                                              167,978,620
                                                                                                              -----------


    The accompanying notes are an integral part of the financial statements.

                             MERRIMAC CASH PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
------------------------------------------------------------------------------

                                                                      Yield to                    Par
Security                                                              Maturity     Maturity       Value         Value
--------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 5.8%
National Bank of Canada ........................................         6.17%      11/22/00   $22,000,000   $ 21,994,203
Wilmington Trust ...............................................         6.08%      10/02/00    35,000,000     34,979,841
                                                                                                              -----------
                                                                                                               56,974,044
                                                                                                              -----------
Time Deposits - 2.9%
Suntrust Bank ..................................................         7.06%      07/03/00    28,250,000     28,250,000
                                                                                                              -----------

Extendible Commercial Notes - 2.5%
Carolina Power & Light Company+** ..............................         6.70%      08/14/00    25,000,000     24,795,278
                                                                                                              -----------

Variable Rate Municipal Obligations - 2.0%
California Housing Finance Agency Revenue ......................         6.63%      08/01/00     6,400,000      6,400,000
                                                                                                              -----------
Memphis Center City Revenue Financing ..........................         7.12%      07/06/00    13,000,000     13,000,000
                                                                                                              -----------
                                                                                                               19,400,000
                                                                                                              -----------
Variable Rate Asset Backed Securites - 1.8%
Wesley Commercial & Residential Funding** ......................         6.70%      07/29/00    17,836,538     17,836,538
                                                                                                              -----------

Asset Backed Securities - 1.1%
CNH Equipment Trust ............................................         6.18%      04/09/01     5,148,494      5,148,494
Copelco Capital Funding Corporation ............................         5.94%      10/18/00     1,240,713      1,240,713
Orix Credit Alliance Trust .....................................         6.24%      11/15/00     4,180,978      4,180,978
                                                                                                              -----------
                                                                                                               10,570,185
                                                                                                              -----------

Total Investments, at amortized cost - 98.9%                                                                  976,341,311
Other assets and liabilities (net) - 1.1%                                                                      10,965,277
                                                                                                              -----------
Total Net Assets 100.0%                                                                                      $987,306,588
                                                                                                             ============

Notes to the Schedule of Investments:

 * Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

 **   Illiquid Security

 + Extendible Commercial Note under which the issuer may extend the maturity to 07/01/01. The interest rate is calculated at one month LIBOR plus 1.49% during the extension period.


    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC TREASURY PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                   Yield to                           Par
Security                                           Maturity          Maturity        Value         Value
------------------------------------------------------------------------------------------------------------
Treasury Bills - 13.5%
U.S. Treasury Bill ............................    5.38-5.62%        07/06/00     $12,000,000   $ 11,990,866
U.S. Treasury Bill ............................         5.65%        07/20/00      11,000,000     10,967,228
U.S. Treasury Bill ............................         5.50%        08/10/00       6,000,000      5,963,334
                                                                                                ------------
                                                                                                  28,921,428
                                                                                                ------------
Other Treasury Obligations - 78.3%
U.S. Treasury Note ............................    5.51-5.95%        07/31/00      51,000,000     51,007,018
U.S. Treasury Note ............................    5.89-5.90%        08/15/00      25,000,000     25,001,278
U.S. Treasury Note ............................    5.89-6.38%        08/31/00      53,000,000     52,949,226
U.S. Treasury Note ............................         6.32%        09/30/00       7,000,000      6,968,183
U.S. Treasury Strip - Principal Only ..........    5.91-6.20%        08/15/00      32,000,000     31,765,365
                                                                                                ------------
                                                                                                 167,691,070
                                                                                                ------------
Mutual Funds - 6.9%                                                                  Shares
                                                                                     ------
AIM Treasury Money Market Fund ..............................................       1,159,085      1,159,085
Dreyfus Treasury Prime Cash Fund ............................................       7,428,041      7,428,041
Goldman Sachs Liquid Assets Treasury Obligations Fund .......................       6,186,316      6,186,316
                                                                                                 -----------
                                                                                                  14,773,442
                                                                                                 -----------
Total Investments, at amortized cost - 98.7%                                                     211,385,940
Other assets and liabilities (net) - 1.3%                                                          2,868,158
                                                                                                ------------

Total Net Assets 100.0%                                                                         $214,254,098
                                                                                                ============

    The accompanying notes are an integral part of the financial statements.

                        MERRIMAC TREASURY PLUS PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                      Par
Security                                                                             Value           Value
--------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 100.0%

Bear Stearns Repurchase Agreement, dated 6/30/00, due 7/03/00, with a maturity value of $35,019,562 and an effective yield of 6.80%, collateralized by U.S. Government Agency Obligations with rates ranging from 5.40% to 7.00%
and maturities ranging from 8/09/01 to 6/08/10, with an aggregate
market value of $36,492,772.                                                       $35,000,000    $ 35,000,000

First Union Bank Repurchase Agreement, dated 6/30/00, due 7/03/00, with a maturity value of $45,024,750 and an effective yield of 6.60%, collateralized by U.S. Treasury Obligations with rates ranging from 5.80% to 6.50% and maturities ranging from 8/15/00 to 11/15/27, with an aggregate market
value of $45,900,409.                                                               45,000,000      45,000,000

J.P. Morgan Repurchase Agreement, dated 6/30/00, due 7/03/00, with a maturity value of $34,018,275 and an effective yield of 6.45%, collateralized by a U.S. Government Agency Obligation with a rate of 7.56% maturing on 5/25/10,
with an aggregate market value of $34,680,202.                                      34,000,000      34,000,000

Lehman Brothers Repurchase Agreement, dated 6/30/00, due 7/03/00, with a maturity value of $30,016,521 and an effective yield of 6.70%, collateralized by U.S. Government Agency Obligations with rates at 8.05% and maturities
ranging from 8/27/18 to 2/25/19, with an aggregate market value of $30,600,003.     30,000,000      30,000,000

Merrill Lynch Repurchase Agreement, dated 6/30/00, due 7/03/00, with a maturity value of $35,019,095 and an effective yield of 6.50%, collateralized by U.S. Treasury Obligations with rates ranging from 6.26% to 6.28% and maturities ranging from 8/15/05 to 2/15/19, with an aggregate market
value of $36,458,782.                                                               35,742,789      35,742,789

Morgan Stanley Repurchase Agreement, dated 6/30/00, due 7/03/00, with a maturity value of $45,024,041 and an effective yield of 6.50%, collateralized by a U.S. Treasury Note with a rate of 6.43%, a maturity of 1/31/01, and an
aggregate market value of $46,127,399.                                              45,000,000      45,000,000
                                                                                                  ------------
                                                                                                   224,742,789
                                                                                                  ------------

Total Investments, at amoritized cost - 100.0%                                                     224,742,789
Other assets and liabilities (net) - 0.0%                                                              (38,882)
                                                                                                  ------------
Total Net Assets 100.0%                                                                           $224,703,907
                                                                                                  ============


    The accompanying notes are an integral part of the financial statements.

                       MERRIMAC U. S. GOVERNMENT PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                          Yield to                        Par
Security                                                  Maturity      Maturity         Value           Value
----------------------------------------------------------------------------------------------------------------
U.S. Government Agency Fixed Rate Obligations - 57.7%
Federal Farm Credit Bank .............................       6.19%       07/17/00     $   750,000   $    749,780
Federal Farm Credit Bank .............................       6.18%       08/01/00       5,000,000      5,000,000
Federal Farm Credit Bank .............................       6.02%       08/16/00         200,000        200,071
Federal Home Loan Bank ...............................       5.87%       07/14/00       2,230,000      2,229,103
Federal Home Loan Bank ...............................       6.49%       12/22/00       2,000,000      1,937,263
Federal Home Loan Bank ...............................       6.32%       01/19/01       5,000,000      5,000,000
Federal Home Loan Mortgage Corporation ...............       5.55%       08/01/00         100,000         99,523
Federal Home Loan Mortgage Corporation ...............       6.46%       08/10/00       1,357,000      1,347,260
Federal Home Loan Mortgage Corporation ...............       6.52%       08/17/00       4,276,000      4,239,602
Federal Home Loan Mortgage Corporation ...............       6.50%       08/24/00      10,000,000      9,902,500
Federal Home Loan Mortgage Corporation ...............       6.22%       04/26/01       5,000,000      4,741,697
Federal National Mortgage Association ................       6.53%       08/10/00      10,000,000      9,927,445
Federal National Mortgage Association ................  5.62-6.57%       09/01/00      10,000,000      9,895,032
Federal National Mortgage Association ................       6.06%       09/11/00         170,000        171,014
Federal National Mortgage Association ................       5.65%       09/14/00         479,000        473,363
Federal National Mortgage Association ................  5.80-6.01%       09/25/00       3,615,000      3,609,009
Federal National Mortgage Association ................       6.50%       09/28/00      15,000,000     14,758,958
Federal National Mortgage Association ................       5.63%       09/29/00         683,000        673,386
Federal National Mortgage Association ................       6.00%       10/16/00       2,535,000      2,523,878
International Bank for Reconstruction & Development ..       6.66%       05/24/01       5,000,000      4,987,807
Student Loan Marketing Association ...................       5.97%       07/17/00         250,000        249,924
                                                                                                    ------------
                                                                                                      82,716,615
                                                                                                    ------------
U.S. Government Agency Variable Rates
  Obligations* - 33.7%
Federal Farm Credit Bank .............................       6.32%       07/04/00       5,000,000      4,997,721
Federal Home Loan Bank ...............................       6.13%       07/04/00      10,000,000      9,998,215
Federal Home Loan Bank ...............................       6.14%       07/05/00      12,000,000     11,999,507
Federal National Mortgage Association ................       6.66%       09/06/00       3,500,000      3,499,380
International Bank for Reconstruction & Development ..       6.26%       07/05/00      10,000,000     10,001,125
Student Loan Marketing Association ...................  6.34-6.46%       07/04/00       7,900,000      7,900,485
                                                                                                    ------------
                                                                                                      48,396,433
                                                                                                    ------------

Mutual Funds - 0.9%                                                                     Shares
                                                                                       ---------
Goldman Sachs Financial Square Government Fund ..................................         534,938        534,938
Janus Government Money Market Fund ..............................................         785,147        785,147
                                                                                                    ------------
                                                                                                       1,320,085
                                                                                                    ------------

Repurchase Agreements - 7.0%                                                           Par Value
                                                                                       ---------
Lehman Brothers Repurchase Agreement, dated
6/30/00, due 7/03/00, with a maturity
value of $10,001,778 and an effective yield
of 6.40%, collateralized by U.S. Government
Agency Obligations with rates ranging from
7.93% to 7.99% and maturities
ranging from 1/29/18 to 2/25/19, with an
aggregate market value of $10,200,535.                                                $10,000,000     10,000,000
                                                                                                    ------------

Total Investments, at amortized cost - 99.3%                                                         142,433,133
Other assets and liabilities (net) - 0.7%                                                                966,731
                                                                                                    ------------
Total Net Assets 100.0%                                                                             $143,399,864
                                                                                                    ============


Notes to the Schedule of Investments:

* Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.



    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO

                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 2000 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
                                                        Cash          Treasury     Treasury Plus       U.S. Government
                                                      Portfolio       Portfolio       Portfolio           Portfolio
                                                    ------------    ------------    ------------         ------------
Assets
  Investment securities, at value (Note 1)          $976,341,311    $211,385,940    $         --         $132,433,133
  Repurchase agreements                                       --              --     224,742,789           10,000,000
  Cash                                                   208,807              --              --               48,338
  Interest receivable                                 10,985,476       2,963,222          41,115              974,082
  Deferred organization expense (Note 1)                  16,828           2,447              --                   --
  Prepaid assets                                          27,545           6,731          10,090                1,599
                                                    ------------    ------------    ------------         ------------
     Total assets                                    987,579,967     214,358,340     224,793,994          143,457,152
                                                    ------------    ------------    ------------         ------------
Liabilities
  Management fee payable (Note 2)                        173,696          33,006          34,574               21,648
  Other accrued expenses                                  99,684          71,236          55,514               35,640
                                                    ------------    ------------    ------------         ------------
     Total liabilities                                   273,380         104,242          90,088               57,288
                                                    ------------    ------------    ------------         ------------
Net Assets Applicable to Investors' Beneficial
  Interests                                         $987,306,587    $214,254,098    $224,703,906         $143,399,864
                                                    ============    ============    ============         ============


    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO

                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

------------------------------------------------------------------------------------------------------------
                                             Cash          Treasury     Treasury Plus      U.S. Government
                                           Portfolio       Portfolio       Portfolio          Portfolio
                                         ------------    ------------    ------------        ------------
Income
  Interest and dividends                 $35,223,104       $7,000,975    $6,888,768           $4,500,383
                                         -----------       ----------    ----------           ----------
Expenses
  Management fee (Note 2)                    954,417          212,001       198,279              126,956
  Trustee fees and expenses                   19,992            3,054         3,617                2,622
  Insurance                                   15,708            3,054         2,713                2,097
  Audit                                       19,040           12,215        11,303               10,486
  Transaction fees                             9,520            7,329         5,425                6,292
  Amortization of organization
    expense (Note 1)                           6,074              762            --                   --
  Legal                                        8,568            7,329         5,425                6,292
  Miscellaneous                               34,270           13,436        14,467                6,815
                                         -----------       ----------    ----------           ----------
    Total expenses                         1,067,589          259,180       241,229              161,560
                                         -----------       ----------    ----------           ----------

Net Investment Income                     34,155,515        6,741,795     6,647,539            4,338,823

Net Realized Gain (Loss) on
  Investments                               (44,982)            7,139            --              (5,872)
                                         -----------       ----------    ----------           ----------
Net Increase in Net Assets from
  Operations                             $34,110,533       $6,748,934    $6,647,539           $4,332,951
                                         ===========       ==========    ==========           ==========

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                     Cash Portfolio                  Treasury Portfolio
                                                         ----------------------------------     -------------------------------
                                                        For the Six Months                    For the Six Months
                                                              Ended                                 Ended
                                                           June 30, 2000      Year Ended        June 30, 2000      Year Ended
                                                           (Unaudited)     December 31, 1999     (Unaudited)    December 31, 1999
                                                         ---------------    ---------------     -------------     -------------
Increase (Decrease) in Net Assets
Operations
  Net investment income                                  $    34,155,515    $    63,954,059     $   6,741,795     $   7,978,212
  Net realized gain (loss) on investments                        (44,982)          (144,611)            7,139            (3,632)
                                                         ---------------    ---------------     -------------     -------------
  Net increase in net assets from operations                  34,110,533         63,809,448         6,748,934         7,974,580
                                                         ---------------    ---------------     -------------     -------------

Transactions in Investors' Beneficial Interest
  Contributions                                            3,180,800,174      6,036,333,627       436,590,764       695,212,525
  Withdrawals                                             (3,309,097,429)    (5,811,849,613)     (408,414,523)     (638,584,123)
                                                         ---------------    ---------------     -------------     -------------
  Net increase (decrease) from investors' transactions      (128,297,255)       224,484,014        28,176,241        56,628,402
                                                         ---------------    ---------------     -------------     -------------
Net Increase (Decrease) in Net Assets                        (94,186,722)       288,293,462        34,925,175        64,602,982

Net Assets
  Beginning of period                                      1,081,493,309        793,199,847       179,328,923       114,725,941
                                                         ---------------    ---------------     -------------     -------------
  End of period                                          $   987,306,587    $ 1,081,493,309     $ 214,254,098     $ 179,328,923
                                                         ===============    ===============     =============     =============


                                                       Treasury Plus Portfolio                   U.S. Government Portfolio
                                                 ---------------------------------------  ----------------------------------------
                                                                        For the Period                           For the Period
                                                 For the Six Months   January 22, 1999    For the Six Months      June 29, 1999
                                                       Ended          (Commencement of         Ended            (Commencement of
                                                   June 30, 2000         Operations)       June 30, 2000           Operations)
                                                    (Unaudited)     to December 31, 1999    (Unaudited)       to December 31, 1999
                                                 ------------------ --------------------  -----------------   --------------------
Increase (Decrease) in Net Assets
Operations
  Net investment income                          $   6,647,539         $   11,156,778        $   4,338,823        $   3,738,681
  Net realized gain (loss) on investments
                                                           --                     (66)              (5,872)               1,006
  Net increase in net assets from operations     -------------         --------------        -------------        -------------
                                                     6,647,539             11,156,712            4,332,951            3,739,687
                                                 -------------         --------------        -------------        -------------
Transactions in Investors'
Beneficial Interest
  Contributions                                    584,292,365          1,227,975,120          465,631,184          697,418,162
  Withdrawals                                     (649,080,596)          (956,287,234)        (457,882,544)        (569,839,576
                                                 -------------         --------------        -------------        -------------
  Net increase (decrease) from investors'
  transactions                                     (64,788,231)           271,687,886            7,748,640          127,578,586
                                                 -------------         --------------        -------------        -------------
Net Increase (Decrease) in Net Assets              (58,140,692)           282,844,598           12,081,591          131,318,273

Net Assets
  Beginning of period                              282,844,598                    --           131,318,273                 --
                                                 -------------         --------------        -------------        -------------
  End of period                                  $ 224,703,906         $  282,844,598        $ 143,399,864        $ 131,318,273
                                                 =============         ==============        =============        =============



    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO

                               SUPPLEMENTAL DATA
-------------------------------------------------------------------------------

                                             Annualized Ratios to Average Net Assets
                                             ---------------------------------------
                                                                             Net          Net Assets
                                                                Net        Expenses          End of
                                                 Net        Investment      Before          Period
                                              Expenses        Income        Waiver      (000s omitted)
                                              --------      ----------     --------     --------------
Cash Portfolio
                   2000*                       0.19%            6.01%          NA       $  987,307
                   1999                        0.19%            5.14%          NA        1,081,493
                   1998                        0.15%            5.47%        0.19%         793,200
                   1997                        0.16%            5.51%        0.19%       1,384,848
                   1996              (A)       0.12%            5.45%        0.21%       1,006,310

Treasury Portfolio
                   2000*                       0.21%            5.41%          NA          214,254
                   1999                        0.21%            4.49%          NA          179,329
                   1998                        0.26%            4.74%          NA          114,726
                   1997              (B)       0.29%            5.06%          NA           73,916

Treasury Plus Portfolio
                   2000*                       0.21%            5.69%          NA          224,704
                   1999              (C)       0.21%            4.70%          NA          282,845

U.S. Government Securities Portfolio
                   2000*                       0.22%            5.81%          NA          143,400
                   1999              (D)       0.22%            5.15%          NA          131,318


(A)  Commenced Operations November 12, 1996.
(B)  Commenced Operations April 2, 1997.
(C)  Commenced Operations January 22, 1999.
(D)  Commenced Operations June 29, 1999.
 *   Unaudited

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC MASTER PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

(1)      SIGNIFICANT ACCOUNTING POLICIES

         The Merrimac Master Portfolio (the "Portfolio Trust") is organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940 ("1940 Act"), as an open-end management investment company with its principal offices in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio") and the Merrimac U.S. Government Portfolio (the "Government Portfolio" and collectively, the "Portfolios") are separate diversified investment series of the Portfolio Trust.

         The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A.  INVESTMENT SECURITY VALUATIONS

         Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. Each Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

         B.  SECURITIES TRANSACTIONS AND INCOME

         Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Portfolios, accrued ratably to the date of maturity. Dividend income consists of income earned from investments in other money market funds. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the Portfolios are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

         C.  FEDERAL INCOME TAXES

         Each Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. Each Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

         D.  FORWARD COMMITMENTS

         The Portfolios may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolios generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

         E.  REPURCHASE AGREEMENTS

         It is the policy of the Portfolio Trust to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor the daily market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral. The Treasury Portfolio does not invest in repurchase agreements.

         F.  DEFERRED ORGANIZATION EXPENSE

         Costs incurred by the Cash Portfolio and the Treasury Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis over a five year period beginning at the commencement of operations of each Portfolio.

                            MERRIMAC MASTER PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

(2)      MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

         The Portfolios retain Investors Bank & Trust Company ("Investors Bank") as investment adviser to continuously review and monitor the Portfolios' investment program. Investors Bank also serves as custodian for the Portfolio Trust. Investor's Fund Services (Ireland) Limited, a subsidiary of Investors Bank, serves as administrator. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting and transfer agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily assets of the Portfolios.

         Allmerica Asset Management, Inc. ("AAM") serves as the sub-adviser to the Cash Portfolio and the Government Portfolio and M&I Investment Management Corp. ("M&I") serves as sub-adviser to the Treasury Portfolio and the Treasury Plus Portfolio. For its services as investment sub-adviser to the Cash Portfolio and the Government Portfolio, AAM receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of each Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and 0.06% on assets exceeding $1,000,000,000. For its services as investment sub-adviser to the Treasury Portfolio and Treasury Plus Portfolio, M&I receives a monthly fee by Investors Bank computed at an annual rate of 0.08% of the average daily net assets of each Portfolio. The Portfolios do not pay a fee directly to either sub-adviser for such services.

         Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Portfolio Trust does not pay compensation to the trustees or officers who are affiliated with the investment adviser.

(3)      INVESTMENT TRANSACTIONS

         Purchases and combined maturities and sales for the respective Portfolios for the period ended June 30, 2000 were aggregated as follows:

                                                                  COMBINED
                                                               MATURITIES AND
                                           PURCHASES               SALES
                                        ----------------     -----------------
         Cash Portfolio                 $ 11,151,713,670     $ 11,317,467,909
         Treasury Portfolio                1,140,853,244          823,592,228
         Treasury Plus Portfolio          28,464,634,640       28,500,059,945
         Government Portfolio              2,146,683,053        2,099,183,634

(4)      LINE OF CREDIT

         The Portfolios participate in a $50 million line of credit agreement with a bank. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the daily unused portion of the line of credit is allocated among the portfolios. There were no borrowings during the period ended June 30, 2000.

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